Schedule of short term loans (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 CAD ($)	Nov. 13, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 24, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Total	$ 4,734			$ 1,310
Line of credit [member]
IfrsStatementLineItems [Line Items]
Total			$ 1,000
RE Royalty [member]
IfrsStatementLineItems [Line Items]
Total		$ 3,000
Geddes construction loan [member]
IfrsStatementLineItems [Line Items]
Total					$ 2,600
Floating interest rate [member] | Line of credit [member]
IfrsStatementLineItems [Line Items]
Total
Floating interest rate [member] | Geddes construction loan [member] | Within 12 months of June 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Total	1,734			1,310
Fixed interest rate [member] | RE Royalty [member] | November 26, 2025 [member]
IfrsStatementLineItems [Line Items]
Total	$ 3,000